CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (1,991)	$ (1,461)	$ (8,114)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,219	4,920	6,197
Provision for doubtful accounts	214	18	378
Allowances for obsolete inventories	110	263	1,408
Impairment of property, plant and equipment	197		4,474
Gain on sale of property, plant and equipment	(78)	(77)	(71)
Unrealized holding loss (gain) on marketable securities	(186)		21
Gain on disposal of marketable securities	(360)	(22)	(853)
Realized gain on sale of available-for-sale securities	(102)
Stock-based compensation expenses		549
Deferred income tax	180	175	(211)
Changes in operating assets and liabilities:
Accounts receivable	3,971	4,716	(3,189)
Inventories	4,366	3,402	(5,117)
Prepaid expenses and other current assets	1,012	(10)	(310)
Accounts payable	(2,597)	(1,123)	(434)
Accrued payroll and employee benefits	355	(193)	1,401
Customer deposits	(1,003)	292	1,082
Other accrued liabilities	(51)	(142)	(452)
Income taxes payable	154	(158)	596
Net cash provided by (used in) operating activities	8,410	11,149	(3,194)
Cash flows from investing activities
Purchase of property, plant and equipment	(951)	(282)	(1,034)
Proceeds from sale of property, plant and equipment, net of transaction costs	96	314	87
Purchase of marketable securities	(7,983)	(3,184)	(8,049)
Proceeds from sale of marketable securities	2,361	4,251	13,509
Purchase of available-for-sale securities		(8,376)
Proceeds from disposal of available-for-sale securities	6,864
Increase in fixed deposits maturing over three months	(4,676)	(4,008)
Net cash provided by (used in) investing activities	(4,289)	(11,285)	4,513
Cash flows from financing activities
Dividends paid	(5,357)	(2,430)	(810)
Exercise of stock options	1,295	4	6
Repurchase of common stock	(1,102)
Net cash used in financing activities	(5,164)	(2,426)	(804)
Net increase (decrease) in cash and cash equivalents	(1,043)	(2,562)	515
Cash and cash equivalents, beginning of year	33,073	35,635	35,120
Cash and cash equivalents, end of year	32,030	33,073	35,635
Cash paid during the year for:
Interest
Income taxes	$ 2	$ 469